Intangible Assets (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets (Textual) [Abstract]
Temporary impairment recognized		$ 0	$ 0
Amortization period of MSRs		7 years	7 years
Intangible Assets (Additional Textual) [Abstract]
Cumulative effect of change in accounting principle	459,890
Amortization amount	0
Serviced mortgage loans for others	310,587,000	307,016,000
Mortgage loan servicing fees earned	878,000	863,000	927,000
Changes in fair value, one time adjustment	538,000
Servicing asset at fair value if prior period errors had rectified		$ 1,770,000